Document and Entity Information	Mar. 31, 2021
Risk/Return:
Registrant Name	INVESTED PORTFOLIOS
Registrant CIK	0001141323
SEC Form	497
Period end date	Mar. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to each Fund’s Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”)
Amendment Flag	false